Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other payables
Schedule of trade and other payables

	2018 £'000	2017 £'000
Trade payables	266,316	191,359
Other payables	4,754	3,258
Accrued expenses	83,280	61,162

	354,350	255,779
Social security and other taxes	17,917	18,123

	372,267	273,902

Less: non-current portion:
Trade payables	102,067	82,866
Other payables	2,204	721

Non-current trade and other payables	104,271	83,587

Current trade and other payables	267,996	190,315